SHARE BASED PAYMENTS (Details) - Employee option plan		12 Months Ended
	Feb. 17, 2017 AUD ($) Option tranche	Jun. 30, 2018 Option employee	Jun. 30, 2017 employee
Phenogen Sciences Inc.
SHARE BASED PAYMENTS
Options issued | Option	1,250,000	0
Number of tranches | tranche	3
Historic volatility and expected volatility	60.00%
Option exercise price	$ 0.010
Weighted average exercise price	$ 0.010
Risk-free interest rate	2.19%
Expected life of an option	4 years 6 months
Number of employees | employee		1	4
KMP
SHARE BASED PAYMENTS
Options issued | Option	21,500,000
Number of tranches | tranche	3
Historic volatility and expected volatility	60.00%
Option exercise price	$ 0.010
Weighted average exercise price	$ 0.010
Risk-free interest rate	2.19%
Expected life of an option	4 years 6 months